Principal Activities, Organization and Basis of Presentation - Summary of Consolidated Financial Statements of Group to Reflect Acquisition of Eighth Acquired Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reclassifications or changes in presentation [line items]
Operating revenues	¥ 377,124	¥ 366,229	¥ 352,534
Profit for the year	21,338	18,761	18,123
Total assets	663,382	661,194	652,558
Total liabilities	319,283	334,497	336,210
Total equity	¥ 344,099	¥ 326,697	316,348	¥ 304,790
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Operating revenues			352,285
Profit for the year			18,109
Total assets			652,368
Total liabilities			336,073
Total equity			316,295
Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reclassifications or changes in presentation [line items]
Operating revenues			249
Profit for the year			14
Total assets			190
Total liabilities			137
Total equity			¥ 53